Note 4 - Inventories	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Inventory Disclosure [Text Block]

4. Inventories

The Company uses the LIFO method of valuing inventory as it believes this method allows for better matching of current production cost to current revenue. As of March 31, 2024 and 2023, first-in, first-out (“FIFO”) based inventory costs exceeded LIFO based inventory costs, resulting in a LIFO reserve of $324.8 million and $302.4 million, respectively. In order to state inventories at LIFO, the Company recorded an increase to cost of products sold of $22.3 million and $131.6 million for fiscal years 2024 and 2023, respectively. The inventories by category and the impact of using the LIFO method are shown in the following table (in thousands):

	As of:
	March 31,	March 31,
	2024	2023
Finished products	$795,993	$613,622
In process	125,027	75,123
Raw materials and supplies	276,454	284,593
	1,197,474	973,338
Less excess of FIFO cost over LIFO cost	324,782	302,440
Total inventories	$872,692	$670,898